UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment |_|; Amendment Number: ______

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alesco Advisors LLC
Address: 1080 Pittsford-Victor Road
         Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ned W. Roman
Title:  Compliance Officer
Phone:  (585) 586-0970

Signature, Place, and Date of Signing:

                                  Pittsford, New York
--------------------------------------------------------------------------------
        (Signature)                 (City, State)                (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            28
Form 13F Information Table value Total:      $142,862
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manaer filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                            TITLE OF                     VALUE    SHARES/  SH/   PUT/   INVSTMT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER           CLASS             CUSIP    (x$1000)  PRN AMT  PRN   CALL   DSCRETN   MANAGERS   SOLE    SHARED   NONE
-----------------------     --------         ---------  --------  -------  ---   ----   -------  ---------  ------- -------- ------
Aeropostale                 Com              007865108  $13,512   372,645   SH          Other                     0   0     372,645
FleetBoston Fin Corp        Com              339030108   $6,735   150,000   SH          Other                     0   0     150,000
Phoenix Footware Group Inc  Com              71903M100   $6,252   675,200   SH          Other                     0   0     675,200
Intel Corp                  Com              458140100     $670    24,634   SH          Other                 2,134   0      22,500
American Residential Invs   Com              02926T103     $748    81,600   SH          Other                     0   0      81,600
Xerox Corp                  Com              984121103     $345    23,704   SH          Other                 8,704   0      15,000
Anheuser Busch Cos Inc      Com              035229103     $357     6,998   SH          Other                 6,998   0           0
Brown & Brown Inc           Com              115236101     $326     8,402   SH          Other                     0   0       8,402
SPDR TR                     Unit Ser 1       78462F103  $26,834   237,263   SH          Sole                214,387   0      22,876
ISHARES TR                  S&P 500 Index    464287200  $17,717   156,472   SH          Sole                151,872   0       4,600
ISHARES                     S&P SMLCAP 600   464287804  $12,017    84,386   SH          Sole                 73,240   0      11,146
ISHARES                     S&P MIDCAP 400   464287507  $11,821    97,735   SH          Sole                 84,867   0      12,868
ISHARES                     MSCI EAFE IDX    464287465   $9,605    67,830   SH          Sole                 63,078   0       4,752
ISHARES                     S&P MIDCP GROW   464287606   $6,471    52,186   SH          Sole                 48,366   0       3,820
ISHARES                     S&P SMLCP GROW   464287887   $6,035    64,417   SH          Sole                 59,192   0       5,225
ISHARES                     S&P MIDCP VALU   464287705   $5,059    43,760   SH          Sole                 39,420   0       4,340
ISHARES                     S&P 500/BAR VAL  464287408   $4,697    82,280   SH          Sole                 74,710   0       7,570
ISHARES                     S&P 500/BAR GRW  464287309   $4,691    84,485   SH          Sole                 77,215   0       7,270
ISHARES                     S&P SMLCP VALU   464287879   $4,458    41,665   SH          Sole                 37,590   0       4,075
DIAMONDS TR                 Unit Ser 1       252787106     $642     6,175   SH          Sole                  6,165   0          10
ISHARES                     RUSSELL 2000     464287655     $353     3,600   SH          Sole                  3,600   0           0
ISHARES                     RUSSELL MIDCAP   464287499     $337     4,800   SH          Sole                  4,800   0           0
MIDCAP SPDR TR              Unit Ser 1       595635103     $696     6,300   SH          Sole                  6,300   0           0
FRESCO INDEX SHS FDS        DJ EURO STX 50   35802T201     $325     9,450   SH          Sole                  9,450   0           0
ISHARES                     RUSL 2000 GROW   464287648     $164     2,625   SH          Sole                  2,625   0           0
ISHARES                     RUSSELL 1000     464287622     $218     3,600   SH          Sole                  3,600   0           0
Aeropostale                 Call               7865908   $1,414    39,000        Call   Other                     0   0      39,000
Aeropostale                 Put                7865958     $363    10,000        Put    Other                     0   0      10,000